Business segment reporting (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
(Condensed) Income Statement
NET INTEREST INCOME		R$ 41,921,342	R$ 34,946,489	R$ 30,586,493
Income from equity instruments		32,623	83,120	258,545
Income from companies accounted for by the equity method		65,958	71,551	47,537
Net fee and commission income		14,132,159	12,721,868	10,977,596
Gains (losses) on financial assets and liabilities (net) and Exchange differences (net)	[1]	(5,589,273)	1,574,146	7,590,970
Other operating expense (net)		(1,055,850)	(672,013)	(624,571)
TOTAL INCOME		49,506,959	48,725,161	48,836,570
Personnel expenses		(9,206,007)	(8,937,278)	(8,377,265)
Other administrative expenses		(7,586,131)	(7,183,317)	(6,543,145)
Depreciation and amortization		(1,739,959)	(1,662,247)	(1,482,639)
Provisions (net)		(1,999,604)	(3,309,239)	(2,724,742)
Impairment losses on financial assets (net)		(12,713,435)	(12,338,300)	(13,301,445)
Impairment losses on non-financial assets (net)		(508,310)	(456,711)	(114,321)
Other non-financial gains (losses)		156,258	(324,385)	90,889
OPERATING PROFIT BEFORE TAX	[1]	15,909,771	14,513,684	16,383,902
Foreign Exchange Hedge	[1]	5,867,320	809,694	(6,717,250)
ADJUSTED OPERATING INCOME BEFORE TAX	[1]	21,777,091	15,323,378	9,666,652
Commercial Banking
(Condensed) Income Statement
NET INTEREST INCOME		39,390,512	32,392,239	27,365,857
Income from equity instruments		9,974	83,120	258,545
Income from companies accounted for by the equity method		65,958	71,551	47,537
Net fee and commission income		12,537,112	11,261,952	9,580,332
Gains (losses) on financial assets and liabilities (net) and Exchange differences (net)	[1]	(6,752,093)	(25,628)	5,619,356
Other operating expense (net)		(965,466)	(640,522)	(611,051)
TOTAL INCOME		44,285,998	43,142,712	42,260,576
Personnel expenses		(8,404,198)	(8,166,562)	(7,638,124)
Other administrative expenses		(7,186,035)	(7,011,740)	(6,272,987)
Depreciation and amortization		(1,637,484)	(1,560,465)	(1,381,742)
Provisions (net)		(1,947,578)	(3,190,388)	(2,685,278)
Impairment losses on financial assets (net)		(12,419,979)	(11,232,902)	(11,607,468)
Impairment losses on non-financial assets (net)		(450,201)	(435,960)	(114,154)
Other non-financial gains (losses)		156,258	(324,385)	90,889
OPERATING PROFIT BEFORE TAX	[1]	12,396,779	11,220,310	12,651,712
Foreign Exchange Hedge	[1]	5,867,320	809,694	(6,717,250)
ADJUSTED OPERATING INCOME BEFORE TAX	[1]	18,264,099	12,030,004	5,934,462
Global Wholesale Banking
(Condensed) Income Statement
NET INTEREST INCOME		2,530,830	2,554,250	3,220,636
Income from equity instruments		22,649	0	0
Income from companies accounted for by the equity method		0	0	0
Net fee and commission income		1,595,047	1,459,916	1,397,264
Gains (losses) on financial assets and liabilities (net) and Exchange differences (net)	[1]	1,162,820	1,599,774	1,971,614
Other operating expense (net)		(90,384)	(31,491)	(13,520)
TOTAL INCOME		5,220,961	5,582,449	6,575,994
Personnel expenses		(801,809)	(770,716)	(739,141)
Other administrative expenses		(400,096)	(171,577)	(270,158)
Depreciation and amortization		(102,475)	(101,782)	(100,897)
Provisions (net)		(52,026)	(118,851)	(39,464)
Impairment losses on financial assets (net)		(293,456)	(1,105,398)	(1,693,977)
Impairment losses on non-financial assets (net)		(58,109)	(20,751)	(167)
Other non-financial gains (losses)		0	0	0
OPERATING PROFIT BEFORE TAX	[1]	3,512,992	3,293,374	3,732,190
Foreign Exchange Hedge	[1]	0	0	0
ADJUSTED OPERATING INCOME BEFORE TAX	[1]	R$ 3,512,992	R$ 3,293,374	R$ 3,732,190

[1]	Includes, in the Commercial Bank, the currency hedge of the investment in dollars (a strategy to mitigate the tax effects and the variation of the exchange rate of offshore investments on net income), the result of which is recorded under ' on financial assets and liabilities ' fully offset in the line of Taxes.